SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

On January 11, 2022, the Company entered into a strategic cooperation agreement with Shenzhen Zhicheng Chuangtou New Energy Co., Ltd. (“Zhicheng Chuangtou”) to expand its smart charging pile market. Pursuant to the agreement, which has a term of three years, the Company is responsible for the market development and installation of the smart charging piles produced by Zhicheng Chuangtou. Zhicheng Chuangtou is responsible for providing charging piles and other ancillary products, as well as for the operation and management of smart charging piles after installation. The Company has planned to use its channels like Taoping Alliance network to expand the market across the country and reach out to potential property management companies. The Company expects to expand coverage to 50 cities by the end of 2022 and complete pilot projects in these cities.

On January 19, 2022, the Company entered into a share purchase agreement to acquire 95.56% equity interest in Zhenjiang Taoping IoT Technology Limited (“Zhenjiang Taoping”), aiming to accelerate the Company’s smart charging pile and digital new media businesses in East China. Pursuant to the share purchase agreement, the Company has agreed to issue to the shareholders of Zhenjiang Taoping a total of 201,552 restricted ordinary shares, calculated as $391,011 being divided by the average closing price of the Company’s ordinary shares over the 20 trading days prior to the execution of the share purchase agreement, which was $1.94 per share. According to the share purchase agreement, the shares are expected to be issued in three phases. The first phase will issue 67,184 shares within 20 days after closing of the transaction; the second phase will issue 67,184 shares before May 31, 2023; the third phase will issue 67,184 shares before May 31, 2024. Issuance of shares during the second and third phases will be conditioned upon the satisfaction of certain performance targets of Zhenjiang Taoping as set forth in the share purchase agreement. Specifically, the second phase issuance of restricted ordinary shares requires from the closing date to December 31, 2022, Zhenjiang Taoping have at least 2.5 million RMB of audited revenue and 0.5 million RMB of audited net income that may be consolidated into the Company’s consolidated financial statements; and to be eligible for the third phase issuance, Zhenjiang Taoping shall have at least 2.6 million RMB of revenue and 0.55 million RMB of net income that may be consolidated into the Company’s consolidated financial statements during the fiscal year 2023. Mr. Huan Li, the Chief Marketing Officer of the Company, is one of the shareholders of Zhenjiang Taoping and has agreed to transfer all of his 46% equity interest in Zhenjiang Taoping to the Company. The acquisition was closed on February 24, 2022. Upon the completion of the acquisition, the Company currently owns 100% equity interest in Zhenjiang Taoping.

On January 27, 2022, the Company entered into a strategic cooperation agreement with three other companies (BOE Yiyun Technology Co., Ltd.; Sichuan Lvfa Environmental Technology Co., Ltd.; and Wuxi Centennial Ronghua Technology Development Co., Ltd.) to cooperate on naked-eye 3D iGallery and “Smart Station” projects. Pursuant to the agreement, which has a term of five years, the Company is responsible for the market development of naked-eye 3D iGallery and “Smart Station” projects through its Taoping Alliance network and the overall operation of the new media advertising of Smart Station. The three partners are responsible to integrate and leverage their respective resources in brand, technology, channel, content, and operation to promote the development of naked-eye 3D iGallery and “Smart Station” projects in the market. The innovative iGallery digital art display offers a new way to show and share art. It provides a full range of solutions for different environments such as museums, schools, hotels and restaurants, office buildings, and homes. With the newly released naked-eye 3D iGallery, the audience can enjoy the cool visual impact without wearing 3D glasses. “Smart Station” is a modular smart portable public toilet. Based on the Internet of Things and biotechnology, the Smart Station does not need to connect with the sewage pipeline and can stay clean and stinky-free. The Smart Station also includes billboards, iGallery, shared power banks, and vending machines that help make the project sustainable. The booth-like Smart Station can be established in populated areas such as thoroughfares, parks, and tourist attractions. At present, the Smart Station project has been deployed and put into operation in Chengdu, Changsha, Chongqing, Shenzhen, and several other cities in China.

On February 17, 2022, the Company entered into a letter of intent (the “LOI”) with the shareholders of Fujian Taoping IoT Technology Limited (“Fujian Taoping”) to acquire at least 51% of the ownership of Fujian Taoping. Pursuant to the LOI, the purchase price, to be determined by the parties after the completion of due diligence of Fujian Taoping, will be paid in the form of ordinary shares of the Company. The LOI will be automatically terminated if no definitive agreements are entered into among the parties before December 31, 2022. Established in May 2017, Fujian Taoping has served over 2,000 customers so far. As of February 2022, Fujian Taoping’s self-operated and investment areas cover seven major cities in Fujian Province, including Fuzhou, Quanzhou, Zhangzhou, Nanping, Putian, Sanming, and Longyan. Currently, Fujian Taoping’s network has a total of 8,899 smart screen locations, covering more than 700 high-end residential areas, commercial centers, and office buildings. It laid a good foundation for the subsequent expansion of the smart community service in the local area. The proposed acquisition is expected to further strengthen the Company’s position in the new media and smart community service business in East China market,”

On March 2, 2022, the Company entered into a strategic cooperation agreement (“Agreement”) with Shenzhen Zhihui Yunti IoT Co., Ltd. (“Zhihui Yunti”) to jointly address the market needs of the elevator modernization and maintenance. Pursuant to the Agreement, which has a term of three years, the Company is responsible for the market development of the elevator modernization and maintenance project through its Taoping Alliance network. Zhihui Yunti is responsible for providing elevator cloud, elevator IoT and elevator ecosystem products and technical support, as well as for the operation and management after product installation. According to Research, the total number of elevators in operation in China reached nearly six million by the end of 2021. The market size of elevator modernization and maintenance is expected to reach $8.2 billion by the end of 2022. Through this collaboration, the Company and Zhihui Yunti can leverage respective resources to promote smart elevator management projects and seize the market opportunity.

On November 11, 2022, FTX, the trade platform the Company used to sell its cryptocurrencies, filed for bankruptcy. At the time, the Company held cryptocurrencies with a fair value of approximately $160,000 with FTX. The Company applied to FTX to transfer the cryptocurrencies out of its account with FTX on November 8, 2022. The application was pending and there was a high probability of irrecoverability of that amount.